Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

(14) Income Taxes

        The Company files a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2014	2013	2012
	(Dollars in Thousands)
Current
U.S.	$72,561	$59,583	$40,375
State	5,252	(1,530)	2,234
Foreign	1	3	33

Total current taxes	77,814	58,056	42,642

Deferred
U.S.	(969)	(1,692)	7,928
State	(58)	(125)	(5)

Total deferred taxes	(1,027)	(1,817)	7,923

Total income taxes	$76,787	$56,239	$50,565

        Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 35% for 2014, 2013 and 2012 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2014	2013	2012
	(Dollars in Thousands)
Computed expected tax expense	$80,560	$64,183	$55,634
Change in taxes resulting from:
Tax-exempt interest income	(4,554)	(4,828)	(4,381)
State tax, net of federal income taxes and tax credit	3,377	(110)	1,446
Tax refunds	—	(966)	—
Other investment income	(3,615)	(2,656)	(2,691)
Other	1,019	616	557

Actual tax expense	$76,787	$56,239	$50,565

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are reflected below:

	2014	2013
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$24,849	$25,365
Other real estate owned	3,453	3,878
Impairment charges on available-for-sale securities	5,618	5,327
Accrued expenses	268	399
Net unrealized gains on available for sale investment securities	—	24,235
Other	5,809	4,816

Total deferred tax assets	39,997	64,020

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(18,314)	(20,729)
Net unrealized gains on available for sale investment securities	(6,182)	—
Identified intangible assets and goodwill	(18,787)	(18,051)
Other	(12,303)	(11,476)

Total deferred tax liabilities	(55,586)	(50,256)

Net deferred tax asset (liability)	$(15,589)	$13,764

        The net deferred tax (liability) asset of ($15,589,000) at December 31, 2014 and $13,764,000 at December 31, 2013 is included in other assets or liabilities, respectively in the consolidated statements of condition.